Investment Strategy	Oct. 31, 2025
Defiance Leveraged Long + Income BMNR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing derivatives to achieve exposure to the share price of the common stock of Bitmine Immersion Technologies, Inc. (NYSE AM: BMNR) (“BMNR” or the “Underlying Security”) at daily levels ranging from 150% to 200% of the Fund’s net assets. The Income Generation Strategy complements the Leveraged Strategy by utilizing credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

●	Leveraged Strategy:

The Fund seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to the Underlying Security. The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Fund’s investment adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in the Underlying Security increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s investment objective, enhancing the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Fund’s investment adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing ensures alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;

b) the Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund will write (sell) credit call spreads (described below) to generate premium income and manage risk associated with its leveraged exposure to the Underlying Security’s share price. A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the upper strike price.

The Fund’s credit call spreads are generally implemented on approximately 100% of the Fund’s net notional exposure to the Underlying Security. For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to the Underlying Security will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in the Underlying Security’s price, it generates premium income and mitigates risk through predefined limits on losses. While the Fund generally views its receipt of options premiums as “income,” such premiums may instead represent return of capital (“ROC”), depending on whether the particular options transaction, considered as a whole, results in a gain (income) or a loss (ROC). Generally, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield.

Portfolio Attributes

The Fund will seek to provide at least weekly income distributions in the form of cash. Distributions should not be interpreted as an indication of actual investment returns or of income yield, as a portion (potentially substantial) of the distributions made by the Fund may be classified as ROC for financial reporting or tax purposes.

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Bitmine Immersion Technologies, Inc.

Bitmine Immersion Technologies, Inc. is a blockchain technology company focused on building out industrial-scale digital asset mining, equipment sales, and hosting operations. BMNR primarily focuses on bitcoin mining and hosting third-party mining equipment. BMNR is listed on NYSE American LLC.   Per BMNR’s most recent 10-K filing, as of February 29, 2024, the aggregate market value of the common stock held by non-affiliates of the registrant was approximately $16.6 million. As of October 2025, industry data sources have estimated the total market capitalization of BMNR (i.e., the value of all outstanding shares) to be in excess of $9 billion.

BMNR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by BMNR pursuant to the Exchange Act can be located by reference to SEC file number 001-42675 through the SEC’s website at www.sec.gov. In addition, information regarding BMNR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Bitmine Immersion Technologies, Inc. The Fund has derived all disclosures contained in this document regarding Bitmine Immersion Technologies, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Bitmine Immersion Technologies, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Bitmine Immersion Technologies, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Bitmine Immersion Technologies, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH BITMINE IMMERSION TECHNOLOGIES, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, BITMINE IMMERSION TECHNOLOGIES, INC.

Moreover, Bitmine Immersion Technologies, Inc. has not participated in the development of the Fund’s investment strategy. Bitmine Immersion Technologies, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. Bitmine Immersion Technologies, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by Bitmine Immersion Technologies, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by BMNR or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, the Underlying Security is assigned to the software industry.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets.
Defiance Leveraged Long + Income SOFI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing derivatives to achieve exposure to the share price of the common stock of SoFi Technologies, Inc. (Nasdaq: SOFI) (“SOFI” or the “Underlying Security”) at daily levels ranging from 150% to 200% of the Fund’s net assets. The Income Generation Strategy complements the Leveraged Strategy by utilizing credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

●	Leveraged Strategy:

The Fund seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to the Underlying Security. The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of the Underlying Security, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Fund’s investment adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in the Underlying Security increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s investment objective, enhancing the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Fund’s investment adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing ensures alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;

b) the Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund will write (sell) credit call spreads (described below) to generate premium income and manage risk associated with its leveraged exposure to the Underlying Security’s share price. A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the upper strike price.

The Fund’s credit call spreads are generally implemented on approximately 100% of the Fund’s net notional exposure to the Underlying Security. For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to the Underlying Security will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in the Underlying Security’s price, it generates premium income and mitigates risk through predefined limits on losses. While the Fund generally views its receipt of options premiums as “income,” such premiums may instead represent return of capital (“ROC”), depending on whether the particular options transaction, considered as a whole, results in a gain (income) or a loss (ROC). Generally, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield.

Portfolio Attributes

The Fund will seek to provide at least weekly income distributions in the form of cash.    Distributions should not be interpreted as an indication of actual investment returns or of income yield, as a portion (potentially substantial) of the distributions made by the Fund may be classified as ROC for financial reporting or tax purposes.

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

SoFi Technologies, Inc.

SoFi Technologies, Inc. provides various financial services in the United States, Latin America, and Canada. It operates through three segments: Lending, Technology Platform, and Financial Services. The company offers lending and financial services and products that allows its members to borrow, save, spend, invest, and protect money. SOFI is listed on the Nasdaq Global Select Market. Per SOFI’s most recent 10-K filing, as of June 30, 2024, the aggregate market value of the common stock held by non-affiliates of the registrant was approximately $6.7 billion. As of October 2025, industry data sources have estimated the total market capitalization of SOFI (i.e., the value of all outstanding shares) to be in excess of $32 billion.

SOFI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SOFI pursuant to the Exchange Act can be located by reference to SEC file number 001-39606 through the SEC’s website at www.sec.gov. In addition, information regarding SOFI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of SoFi Technologies, Inc. The Fund has derived all disclosures contained in this document regarding SoFi Technologies, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SoFi Technologies, Inc. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SoFi Technologies, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SoFi Technologies, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SOFI TECHNOLOGIES, INC. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, SOFI TECHNOLOGIES, INC.

Moreover, SoFi Technologies, Inc. has not participated in the development of the Fund’s investment strategy. SoFi Technologies, Inc. does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. SoFi Technologies, Inc. does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by SoFi Technologies, Inc.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by SOFI or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry as that assigned to the Underlying Security. As of the date of the Prospectus, the Underlying Security is assigned to the consumer finance industry.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets.